PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET	PROPERTY AND EQUIPMENT, NET

	December 31,
	2019	2018
Cost:
Computers and peripheral equipment	$263,128	$253,325
Internal use software	105,297	69,452
Office furniture and equipment	13,180	13,060
Leasehold improvements	59,199	57,454
	440,804	393,291
Accumulated depreciation:
Computers and peripheral equipment	212,471	196,820
Internal use software	41,622	16,597
Office furniture and equipment	8,655	7,717
Leasehold improvements	36,409	31,819
	299,157	252,953
Depreciated cost	$141,647	$140,338

Depreciation expense totaled $60,174, $49,963 and $37,924 for the years 2019, 2018 and 2017, respectively.
The Company recorded a reduction of $18,653 and $11,485 to the cost and accumulated depreciation of fully depreciated equipment and leasehold improvements no longer in use for the years ended December 31, 2019 and 2018, respectively.